Amounts Receivable and Prepaid Expenses (Details) - CAD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Amounts Receivable and Prepaid Expenses [Abstract]
Prepaid expenses	$ 3.4	$ 0.3
Insurance premiums	1.6	0.7
Loans receivable	$ 2.0	$ 1.4